PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	3 Months Ended
Mar. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expense and Other Current Assets
December 31,			March 31,
	2013	2014		2015
				Unaudited

Government authorities	$34	$18		$6
Hedging transaction assets	225	—		326
Prepaid expenses	1,466	1,793		2,398
Other current assets	358	267		268

	$2,083	$2,078		$2,998